Segments - Summary of Financial Information Related to Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Net revenues	$ 220,742	$ 189,919
Income from operations	9,180	7,738
Wholesale
Segment Reporting Information [Line Items]
Net revenues	72,908	75,435
Income from operations	15,044	14,777
Direct to Consumer
Segment Reporting Information [Line Items]
Net revenues	66,605	55,639
Income from operations	11,437	7,149
Business to Business
Segment Reporting Information [Line Items]
Net revenues	77,440	54,056
Income from operations	17,944	14,783
Other/Non Allocated
Segment Reporting Information [Line Items]
Net revenues	3,789	4,789
Income from operations	$ (35,245)	$ (28,971)